SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term	3 years	4 years
Weighted-average discount rate	4.71%	4.75%
Right-of-use assets obtained under operating leases	$ 108,949	$ 85,827
Minimum
Lessee, Lease, Description [Line Items]
Remaining terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining terms	5 years